Cover	Aug. 20, 2021
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 20, 2021
Entity File Number	001-40285
Entity Registrant Name	CORSAIR PARTNERING CORPORATION
Entity Central Index Key	0001842659
Entity Tax Identification Number	98-1586649
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	717 Fifth Avenue
Entity Address, Address Line Two	24th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	224 9400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A ordinary shares, par value $0.0001 per share
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CORS
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	CORS WS
Security Exchange Name	NYSE
Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	CORS.U
Security Exchange Name	NYSE